INCOME TAX - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Fixed Assets	$ 261
Business Combination Expenses	530,560	$ 437,530	$ 427,319
IRC Sec. 195 Start-Up Costs	956,768	974,835	745,713
Allowance for Bad Debt	3,820
Accrued Contingent Liability	25,465
Lease Liability (ASC 842)	84,602
IRC Sec. 1231 Losses	1,774
Net operating loss carryforward	1,361,541
Total deferred tax assets (liability)	2,964,791	1,412,365	1,173,032
Deferred Tax Liabilities:
Intangible Assets	5,167,729
ROU Lease Asset (ASC 842)	83,102
State Tax - Current	526
State Tax - Deferred	110,452
Total Deferred Tax Liability	5,361,809
Net Deferred Tax Asset/(Liability) before Valuation allowance	(2,397,018)	1,412,365	1,173,032
Valuation Allowance	(2,848,868)	$ (1,412,365)	$ (1,173,032)
Net Deferred Tax Asset/(Liability)	$ (5,245,886)